Asset Impairment and Mine Closure Costs (Details) - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment of long-lived assets related to mine closures							$ 26.9
Acceleration of asset retirement obligations							7.1
Employee termination benefits							6.7
Other charges related to mine closures							4.3
Long-lived assets					$ 149.7	$ 463.6	806.7
Equity method investment						43.2
Marketable securities					4.7	21.5	35.5
Cost method investments							39.4
Other asset impairment charges							2.4
Total asset impairment and mine closure costs	$ 154.4	$ 506.8	$ 21.5		154.4	528.3	929.0
Asset realization risk	$ 124.1				124.1
Additional asset impairment charge deemed necessary for assets at risk					0.0
Australian Metallurgical Mining [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment of long-lived assets related to mine closures							0.0
Acceleration of asset retirement obligations							0.0
Employee termination benefits							0.0
Other charges related to mine closures							0.0
Long-lived assets					66.7	390.8	806.7
Equity method investment						0.0
Marketable securities					0.0	0.0	0.0
Cost method investments							0.0
Other asset impairment charges							0.0
Total asset impairment and mine closure costs					66.7	390.8	806.7
Australian Thermal Mining [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Long-lived assets					11.9
Marketable securities					0.0
Total asset impairment and mine closure costs					11.9
Powder River Basin Mining [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment of long-lived assets related to mine closures							0.0
Acceleration of asset retirement obligations							0.0
Employee termination benefits							0.0
Other charges related to mine closures							0.0
Long-lived assets					2.7		0.0
Marketable securities					0.0		0.0
Cost method investments							0.0
Other asset impairment charges							2.4
Total asset impairment and mine closure costs					2.7		2.4
Midwestern U.S. Mining [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment of long-lived assets related to mine closures							26.9
Acceleration of asset retirement obligations							7.1
Employee termination benefits							6.7
Other charges related to mine closures							4.3
Long-lived assets							0.0
Marketable securities							0.0
Cost method investments							0.0
Other asset impairment charges							0.0
Total asset impairment and mine closure costs							45.0
Corporate and Other [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment of long-lived assets related to mine closures							0.0
Acceleration of asset retirement obligations							0.0
Employee termination benefits							0.0
Other charges related to mine closures							0.0
Long-lived assets					68.4	72.8	0.0
Equity method investment						43.2
Marketable securities					4.7	21.5	35.5
Cost method investments							39.4
Other asset impairment charges							0.0
Total asset impairment and mine closure costs					$ 73.1	137.5	$ 74.9
Willow Lake Mine [Member] | Midwestern U.S. Mining [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Total asset impairment and mine closure costs				$ 45.0
Eastern US Coal Reserves [Member] | Corporate and Other [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Long-lived assets						66.3
Third Party Mined Coal Reserves [Member] | Corporate and Other [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Long-lived assets						$ 6.5
Middlemount Mine [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Equity method investment, ownership percentage	50.00%	50.00%			50.00%	50.00%